OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2014

Date of reporting period:       January 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Large-Cap Funds - 62.3%
American Funds AMCAP Fund - Class A	150,931	$4,070,619
Gabelli Asset Fund (The) - Class I	71,028	4,433,546
iShares Core S&P 500 ETF (a)	25,050	4,486,455
iShares Russell 1000 Index Fund (a)	40,000	3,993,200
iShares S&P 500 Growth Index Fund (a)	41,800	4,006,530
iShares S&P 500 Value Index Fund (a)	43,105	3,536,334
JPMorgan Value Advantage Fund - Institutional Class	122,538	3,233,769
MFS Equity Opportunities Fund - Class I	58,831	1,530,794
MFS Growth Fund - Class I	109,531	7,312,260
Putnam Equity Income Fund - Class Y	301,805	5,999,879
RidgeWorth Large Cap Value Equity Fund - I Shares	197,873	3,191,684
Vanguard 500 Index Fund - Signal Shares	42,448	5,766,570
Vanguard Dividend Growth Fund - Investor Shares	358,560	7,332,557
Weitz Partners Value Fund (b)	88,133	2,817,626
Wells Fargo Advantage Growth Fund - Administrator Class	141,783	7,483,305
		69,195,128
Sector Funds - 15.2%
Fidelity Select Health Care Portfolio	23,949	4,832,647
iShares Dow Jones U.S. Energy Sector Index Fund (a)	91,400	4,325,048
Ivy Science and Technology Fund - Class I (b)	53,146	2,976,713
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	3,664,230
SPDR Gold Trust (a) (b) (c)	9,000	1,080,810
		16,879,448
Mid-Cap Funds - 9.4%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,843,506
iShares S&P MidCap 400 Value Index Fund (a)	31,600	3,611,880
Putnam Equity Spectrum Fund - Class Y	51,267	2,167,563
SPDR S&P MidCap 400 ETF Trust (a)	11,702	2,794,203
		10,417,152
International Funds - 7.6%
Harding, Loevner International Equity Portfolio - Institutional Class	53,401	895,543
Oppenheimer Developing Markets Fund - Class Y	75,090	2,598,860
Oppenheimer International Growth Fund - Class Y	105,357	3,800,230
Wells Fargo Advantage Intrinsic World Equity Fund - Administrator Class	53,223	1,134,184
		8,428,817
Small-Cap Funds - 4.7%
Brown Capital Management Small Company Fund - Institutional Class	15,575	1,154,421
iShares S&P SmallCap 600 Growth Index Fund (a)	15,200	1,732,344
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	2,340,230
		5,226,995

Total Investment Companies (Cost $75,332,987)		$110,147,540

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.06% (d) (Cost $1,020,787)	1,020,787	$1,020,787

Total Investments at Value - 100.1% (Cost $76,353,774)		$111,168,327

Liabilities in Excess of Other Assets - (0.1%)		(75,472)

Net Assets - 100.0%		$111,092,855

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 99.1%	Shares	Value
Large-Cap Funds - 26.7%
American Funds AMCAP Fund - Class A	132,720	$3,579,469
iShares Core S&P 500 ETF (a)	24,400	4,370,040
John Hancock Disciplined Value Fund - Class I	173,563	3,026,937
JPMorgan Value Advantage Fund - Institutional Class	121,722	3,212,244
Wells Fargo Advantage Growth Fund - Administrator Class	86,021	4,540,215
		18,728,905
Fixed Income/Multi-Sector Bond Funds - 17.5%
Dodge & Cox Income Fund	272,480	3,735,697
Loomis Sayles Bond Fund - Institutional Class	366,074	5,531,385
PIMCO Income Fund - Institutional Class	245,506	3,039,365
		12,306,447
Sector Funds - 13.2%
Consumer Staples Select Sector SPDR Fund (a)	43,700	1,781,212
Fidelity Select Health Care Portfolio	13,616	2,747,666
iShares Dow Jones U.S. Energy Sector Index Fund (a)	46,500	2,200,380
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	149,918	1,854,483
SPDR Gold Trust (a) (b) (c)	5,300	636,477
		9,220,218
International Funds - 13.1%
First Eagle Global Fund - Class A	100,053	5,277,801
Harding, Loevner International Equity Portfolio - Institutional Class	233,465	3,915,201
		9,193,002
Worldwide Bond Funds - 8.1%
Loomis Sayles Global Bond Fund - Institutional Class	102,396	1,660,858
Templeton Global Bond Fund - Class A	316,592	4,036,547
		5,697,405
High Yield Bond Funds - 6.1%
Loomis Sayles Institutional High Income Fund	311,614	2,402,545
Oppenheimer Senior Floating Rate Fund - Class A	225,529	1,901,209
		4,303,754
Mid-Cap Funds - 6.1%
SPDR S&P MidCap 400 ETF Trust (a)	17,980	4,293,265

Small-Cap Funds - 4.7%
Brown Capital Management Small Company Fund - Institutional Class	7,199	533,570
iShares S&P SmallCap 600 Growth Index Fund (a)	8,100	923,157
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,846,420
		3,303,147
Convertible Bond Funds - 3.6%
Allianz AGIC Convertible Fund - Institutional Shares	72,397	2,520,857

Total Investment Companies (Cost $53,900,404)		$69,567,000

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.06% (d) (Cost $718,080)	718,080	$718,080

Total Investments at Value - 100.1% (Cost $54,618,484)		$70,285,080

Liabilities in Excess of Other Assets - (0.1%)		(85,481)

Net Assets - 100.0%		$70,199,599

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 99.3%	Shares	Value
Europe Funds - 41.8%
Columbia European Equity Fund - Class A	633,491	$4,656,162
Franklin Mutual European Fund - Class A	167,315	4,002,186
iShares MSCI Germany Index Fund (a)	137,000	4,086,710
iShares MSCI Sweden Index Fund (a)	58,000	1,978,960
iShares MSCI Switzerland Index Fund (a)	105,600	3,379,200
iShares MSCI United Kingdom Index Fund (a)	171,146	3,407,517
Vanguard MSCI Europe ETF (a)	55,200	3,097,272
		24,608,007
Diversified Funds - 26.5%
Columbia Acorn International Select Fund - Class A	73,420	1,940,482
Harbor International Fund - Institutional Class	17,368	1,172,719
Harding, Loevner International Equity Portfolio - Institutional Class	166,965	2,799,995
iShares MSCI EAFE Growth Index Fund (a)	10,900	734,769
iShares MSCI EAFE Value Index Fund (a)	11,800	642,274
MFS International Value Fund - Class I	35,236	1,188,859
Oakmark International Fund - Class I	144,808	3,678,124
Oppenheimer International Growth Fund - Class Y	32,535	1,173,553
Templeton Institutional Funds - Foreign Smaller Companies Series	105,113	2,271,485
		15,602,260
Asia/Pacific Funds - 24.6%
iShares MSCI Australia Index Fund (a)	30,100	693,504
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,180,339
Matthews China Dividend Fund - Investor Class	83,721	1,085,862
Matthews Japan Fund - Institutional Class	272,675	4,310,991
Matthews Pacific Tiger Fund - Investor Class	138,629	3,320,156
WisdomTree Japan Hedged Equity Fund (a)	61,700	2,875,837
		14,466,689
Emerging Market Funds - 3.5%
Aberdeen Emerging Markets Fund - Institutional Class	82,973	1,106,865
Vanguard MSCI Emerging Markets ETF (a)	25,200	949,284
		2,056,149
Americas Funds - 2.9%
Fidelity Canada Fund	11,725	660,595
JPMorgan Latin America Fund - Select Class	67,840	1,080,017
		1,740,612

Total Investment Companies (Cost $44,760,227)		$58,473,717

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.06% (b) (Cost $182,513)	182,513	$182,513

Total Investments at Value - 99.6% (Cost $44,942,740)		$58,656,230

Other Assets in Excess of Liabilities - 0.4%		226,165

Net Assets - 100.0%		$58,882,395

(a)	Exchange-traded fund.
(b)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 95.2%	Shares	Value
Long/Short Equity Funds - 23.4%
AllianceBernstein Select US Long/Short Portfolio - Class I	186,432	$2,179,390
BlackRock Emerging Markets Long/Short Equity Fund - Institutional Shares	66,924	689,315
MainStay Marketfield Fund - Class I	492,812	9,033,244
Robeco Boston Partners Long/Short Research Fund - Institutional Class (b)	218,400	3,096,909
TFS Market Neutral Fund	249,998	3,714,968
Wasatch Long/Short Fund	358,345	5,647,522
Weitz Partners III Opportunity Fund - Institutional Class (b)	270,708	4,358,407
		28,719,755
Global Macro Funds - 16.4%
BlackRock Global Allocation Fund - Class A	83,394	1,742,931
Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (b)	177,690	1,709,378
First Eagle Global Fund - Class A	121,765	6,423,097
Ivy Asset Strategy Fund - Class A	106,150	3,327,814
John Hancock Global Absolute Return Strategies Fund - Class I	287,653	3,187,191
Mutual Global Discovery Fund - Class Z	114,744	3,763,621
		20,154,032
Arbitrage Funds - 16.3%
Arbitrage Fund (The) - Class I (b)	9,929	127,593
Calamos Market Neutral Income Fund - Class A	532,722	6,840,145
Gabelli ABC Fund - Advisor Class	169,819	1,723,660
Merger Fund (The)	109,159	1,737,815
Touchstone Merger Arbitrage Fund - Institutional Shares	891,088	9,588,106
		20,017,319
Asset Allocation Funds - 9.7%
Berwyn Income Fund	398,612	5,556,652
FPA Crescent Fund	198,365	6,438,929
		11,995,581
High Yield/Fixed Income Funds - 9.2%
Aberdeen Asia-Pacific Income Fund, Inc. (d)	210,000	1,211,700
BlackRock Credit Allocation Income Trust (d)	100,000	1,293,000
Ivy High Income Fund - Class A	228,306	1,974,846
PIMCO Income Fund - Institutional Class	200,661	2,484,186
Templeton Global Bond Fund - Class A	346,205	4,414,109
		11,377,841
Natural Resources Funds - 7.3%
Market Vectors Gold Miners ETF (a)	43,000	1,009,640
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	129,525	1,602,230
PIMCO CommodityRealReturn Strategy Fund - Class A	274,533	1,493,463
RS Global Natural Resources Fund - Class A	26,957	922,998
SPDR Gold Trust (a) (b) (c)	10,500	1,260,945
Tortoise MLP & Pipeline Fund - Institutional Class	122,542	1,945,964
Vanguard Precious Metals and Mining Fund - Investor Shares	73,522	763,154
		8,998,394

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.2% (Continued)	Shares	Value
Real Estate Funds - 5.8%
CBRE Clarion Global Real Estate Income Fund (d)	154,000	$1,241,240
ING Global Real Estate Fund - Class I	140,698	2,541,000
Vanguard REIT ETF (a)	49,000	3,298,680
		7,080,920
Managed Futures Funds - 5.2%
361 Managed Futures Strategy Fund - Class I	456,035	5,116,712
AQR Managed Futures Strategy Fund - Class N	124,402	1,266,412
		6,383,124
Option Hedged Funds - 1.9%
BlackRock Enhanced Capital & Income Fund (d)	50,000	669,000
BlackRock Enhanced Equity Dividend Trust (d)	120,000	922,800
Gateway Fund - Class A	24,955	712,219
		2,304,019

Total Investment Companies (Cost $103,158,029)		$117,030,985

STRUCTURED NOTES - 3.9%	Par Value	Value
JPMorgan Chase & Co., Return Note Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	$1,500,000	$1,514,400
JPMorgan Chase & Co., Return Note Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014 (b)	1,500,000	1,256,400
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Note, due 05/15/2014 (b)	1,600,000	2,101,600
Total Structured Notes (Cost $4,600,000)		$4,872,400

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.06% (e) (Cost $1,172,052)	1,172,052	$1,172,052

Total Investments at Value - 100.1% (Cost $108,930,081)		$123,075,437

Liabilities in Excess of Other Assets - (0.1%)		(131,604)

Net Assets - 100.0%		$122,943,833

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2014 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Structured Notes held by New Century Alternative Strategies Portfolio are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$110,147,540	$-	$-	$110,147,540
Money Market Funds	1,020,787	-	-	1,020,787
Total	$111,168,327	$-	$-	$111,168,327

New Century Balanced Portfolio

Investment Companies	$69,567,000	$-	$-	$69,567,000
Money Market Funds	718,080	-	-	718,080
Total	$70,285,080	$-	$-	$70,285,080

New Century International Portfolio

Investment Companies	$58,473,717	$-	$-	$58,473,717
Money Market Funds	182,513	-	-	182,513
Total	$58,656,230	$-	$-	$58,656,230

New Century Alternative Strategies Portfolio

Investment Companies	$117,030,985	$-	$-	$117,030,985
Structured Notes	-	4,872,400	-	4,872,400
Money Market Funds	1,172,052	-	-	1,172,052
Total	$118,203,037	$4,872,400	$-	$123,075,437

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs.  As of January 31, 2014, the Portfolios did not have any transfers in and out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2014.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2014:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio
Cost of portfolio investments	$76,354,169	$54,772,720	$44,942,740	$109,801,007

Gross unrealized appreciation	$35,201,695	$15,624,057	$14,088,147	$16,634,135

Gross unrealized depreciation	(387,537)	(111,697)	(374,657)	(3,359,705)

Net unrealized appreciation	$34,814,158	$15,512,360	$13,713,490	$13,274,430

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital, New Century Balanced and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 24, 2014

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	March 24, 2014

*	Print the name and title of each signing officer under his or her signature.